Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of taxes reconciles rate
	For the years ended March 31,
	2023	2022	2021
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of PRC preferential tax rate	(10.0)%	(10.0)%	(10.0)%
Effect of other deductible expenses	2.2%	2.7%	7.4%
Total	17.2%	17.7%	22.4%

Schedule of income tax
	For the years ended March 31,
	2023	2022	2021
Current income tax provision	$363,493	$195,678	$959,384
Deferred income tax provision	3,093,587	(3,921,905)	-
Total	$3,457,080	$(3,726,227)	$959,384

Schedule of deferred income tax assets and liabilities
	For the years ended March 31,
	2023	2022	2021
Net accumulated loss-carry forward	$20,634,308	$4,402,633	$-
Less: valuation allowance	(20,634,308)	(606,141)	-
Net deferred tax assets	$-	$3,796,492	$-

	For the years ended March 31,
	2023	2022	2021
Beginning balance	$4,402,633	$-	$-
Write-off	-	-	-
Change of valuation allowance	16,231,675	4,402,633	-
Ending balance	$20,634,308	$4,402,633	$-
	For the years ended March 31,
	2023	2022	2021
Intangible assets arising from acquisition	$(1,514,060)	$(2,079,986)	$-
Total deferred tax liabilities	$(1,514,060)	$(2,079,986)	$-

Schedule of taxes payable
	As of March 31,	As of March 31,
	2023	2022
Income tax payable	$57,167	$15,078
VAT payable	31,600	2,189
Other tax payables	54,593	19,958
Total	$143,360	$37,225